Net Loss Per Share - Computation of Company's Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net loss	$ (44,995)	$ (33,800)	$ (27,222)
Cumulative dividends on convertible preferred stock	0	0	(2,898)
Deemed capital conversion of Series C convertible preferred stock into common stock	0	0	8,783
Deemed dividend on convertible preferred stock extinguishment	0	0	(6,863)
Deemed capital contribution on repurchase of Series A preferred stock	0	9	0
Net loss attributable to common stockholders	$ (44,995)	$ (33,791)	$ (28,200)
Weighted-average common shares used in computing net loss per share, basic and diluted	17,432,434	892,315	815,340
Net loss per share, basic and diluted	$ (2.58)	$ (37.87)	$ (34.59)